Goodwill and Other Intangibles - Goodwill and Disposal (Details) - USD ($) $ in Millions		3 Months Ended			12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 02, 2018
Goodwill
Goodwill, impairment loss			$ 0		$ 181
Cumulative goodwill impairments		$ 181			$ 181
Statutory income tax rate	21.00%				35.00%	35.00%	35.00%
Income tax provision					$ 1,637	$ 3,317	$ 3,386
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 38,451				38,249	38,106
Acquisitions					385	126
Foreign currency translation adjustments					(2)	17
Impairment			$ 0		(181)
Goodwill, ending balance		38,451			38,451	38,249	38,106
Pharmacy Services Segment
Goodwill [Roll Forward]
Goodwill, beginning balance	21,819				21,637	21,685
Acquisitions					182
Other						(48)
Goodwill, ending balance		21,819			21,819	21,637	21,685
Retail/LTC Segment
Goodwill
Goodwill, impairment loss					181
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 16,632				16,612	16,421
Acquisitions					203	126
Foreign currency translation adjustments					(2)	17
Impairment					(181)
Other						48
Goodwill, ending balance		16,632			16,632	$ 16,612	$ 16,421
Rx Crossroads Member
Goodwill
Goodwill, impairment loss		46		$ 135
Deferred tax liability decrease					47
Income tax provision					$ 47
Adjustment to goodwill related to Tax Cuts and Jobs Act		47
Goodwill [Roll Forward]
Impairment		$ (46)		$ (135)
Disposal group
Consideration								$ 725